Investments - Amortized cost, gross unrealized gains and losses and fair value for fixed income securities (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Schedule of Available for Sale Securities
Amortized cost	$ 57,134	$ 57,525
Gross unrealized gains	993	1,750
Gross unrealized losses	(957)	(283)
Fixed income securities	57,170	58,992
U.S. government and agencies
Schedule of Available for Sale Securities
Amortized cost	5,386	3,580
Gross unrealized gains	137	56
Gross unrealized losses	(6)	(20)
Fixed income securities	5,517	3,616
Municipal
Schedule of Available for Sale Securities
Amortized cost	8,963	8,053
Gross unrealized gains	249	311
Gross unrealized losses	(43)	(36)
Fixed income securities	9,169	8,328
Corporate
Schedule of Available for Sale Securities
Amortized cost	40,536	42,996
Gross unrealized gains	490	1,234
Gross unrealized losses	(890)	(204)
Fixed income securities	40,136	44,026
Foreign government
Schedule of Available for Sale Securities
Amortized cost	739	1,005
Gross unrealized gains	13	27
Gross unrealized losses	(5)	(11)
Fixed income securities	747	1,021
ABS
Schedule of Available for Sale Securities
Amortized cost	1,049	1,266
Gross unrealized gains	6	13
Gross unrealized losses	(10)	(7)
Fixed income securities	1,045	1,272
RMBS
Schedule of Available for Sale Securities
Amortized cost	377	480
Gross unrealized gains	89	101
Gross unrealized losses	(2)	(3)
Fixed income securities	464	578
CMBS
Schedule of Available for Sale Securities
Amortized cost	63	124
Gross unrealized gains	8	6
Gross unrealized losses	(1)	(2)
Fixed income securities	70	128
Redeemable preferred stock
Schedule of Available for Sale Securities
Amortized cost	21	21
Gross unrealized gains	1	2
Gross unrealized losses	0	0
Fixed income securities	$ 22	$ 23